UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:   12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
September 30, 2009

Shares	Description (1)	Value

	Common Stocks – 91.7% (72.2% of Total Investments)

	Aerospace & Defense – 2.2%

83,638	Raytheon Company	$4,012,115

	Beverages – 2.7%

90,945	Coca-Cola Company	4,883,747

	Capital Markets – 2.7%

22,725	BlackRock Inc.	4,927,235

	Commercial Banks – 2.2%

76,653	Cullen/Frost Bankers, Inc.	3,958,361

	Commercial Services & Supplies – 2.4%

147,505	Waste Management, Inc.	4,398,599

	Communications Equipment – 2.7%

107,435	QUALCOMM, Inc.	4,832,426

	Computers & Peripherals – 2.7%

41,310	International Business Machines Corporation (IBM)	4,941,089

	Diversified Financial Services – 2.3%

97,420	JPMorgan Chase & Co.	4,268,944

	Diversified Telecommunication Services – 5.6%

180,403	AT&T Inc.	4,872,685
63,570	Telefonica SA, Sponsored ADR	5,270,589

	Total Diversified Telecommunication Services	10,143,274

	Electric Utilities – 4.7%

85,642	Exelon Corporation (2)	4,249,556
78,304	FPL Group, Inc.	4,324,730

	Total Electric Utilities	8,574,286

	Electrical Equipment – 2.8%

127,761	Emerson Electric Company	5,120,661

	Gas Utilities – 2.7%

113,642	EQT Corporation	4,841,149

	Health Care Equipment & Supplies – 5.2%

37,095	Alcon, Inc.	5,143,964
61,605	Becton, Dickinson and Company	4,296,949

	Total Health Care Equipment & Supplies	9,440,913

	Hotels, Restaurants & Leisure – 2.4%

131,379	YUM! Brands, Inc.	4,435,355

	Household Durables – 2.0%

94,630	Garmin Limited	3,571,336

	Household Products – 2.3%

73,765	Procter & Gamble Company	4,272,469

	Insurance – 2.4%

104,625	AFLAC Incorporated	4,471,673

	IT Services – 2.7%

167,848	Paychex, Inc.	4,875,984

	Machinery – 2.8%

135,613	PACCAR Inc.	5,113,966

	Media – 1.8%

97,910	Thomson Corporation	3,286,839

	Metals & Mining – 2.9%

170,810	Southern Copper Corporation (2)	5,242,159

	Oil, Gas & Consumable Fuels – 8.5%

71,850	Chevron Corporation (2)	5,060,396
88,470	EnCana Corporation	5,096,757
94,453	Royal Dutch Shell PLC, Class A, ADR (2)	5,401,767

	Total Oil, Gas & Consumable Fuels	15,558,920

	Pharmaceuticals – 2.9%

108,280	Abbott Laboratories	5,356,612

	Semiconductors & Equipment – 2.7%

184,154	Microchip Technology Incorporated	4,880,081

	Software – 2.7%

187,850	Microsoft Corporation	4,863,437

	Specialty Retail – 2.6%

78,040	Sherwin-Williams Company	4,694,886

	Textiles, Apparel & Luxury Goods – 2.5%

62,605	VF Corporation	4,534,480

	Thrifts & Mortgage Finance – 4.4%

325,503	Hudson City Bancorp, Inc.	4,280,364
321,048	New York Community Bancorp, Inc.	3,666,368

	Total Thrifts & Mortgage Finance	7,946,732

	Tobacco – 5.2%

61,669	Lorillard Inc.	4,582,006
99,789	Philip Morris International	4,863,715

	Total Tobacco	9,445,721

	Total Common Stocks (cost $173,622,984)	166,893,449

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 21.5% (16.9% of Total Investments)

	Automobiles – 0.5%

44,600	Daimler Finance NA LLC, Structured Asset Trust Unit Repackaging, Series DCX	7.000%	A3	$947,750

	Capital Markets – 1.6%

50,000	Credit Suisse	7.900%	Aa3	1,252,500
41,250	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	1,016,400
22,000	Deutsche Bank Capital Funding Trust IX	6.625%	Aa3	467,060
8,750	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	203,700

	Total Capital Markets			2,939,660

	Commercial Banks – 5.8%

104,550	Banco Santander Finance	10.500%	A2	2,831,214
25,000	Barclays Bank PLC	8.125%	BBB+	610,000
50,000	Barclays Bank PLC	7.100%	A+	1,115,000
32,300	Barclays Bank PLC	6.625%	BBB+	655,690
100,000	BB&T Capital Trust VI	9.600%	A2	2,740,000
20,000	HSBC Holdings PLC	8.125%	A1	516,800
18,100	HSBC Holdings PLC	6.200%	A2	389,693
9,199	National City Capital Trust IV	8.000%	Baa1	221,236
40,744	PNC Capital Trust	7.750%	Baa1	1,018,193
21,402	Royal Bank of Scotland Group PLC, Series T	7.250%	B3	250,189
22,758	Royal Bank of Scotland Group PLC	6.600%	B3	240,324

	Total Commercial Banks			10,588,339

	Consumer Finance – 1.0%

25,000	HSBC Finance Corporation	6.360%	BBB	518,000
54,800	HSBC USA Inc.	6.500%	A-	1,216,560

	Total Consumer Finance			1,734,560

	Diversified Financial Services – 2.3%

25,000	Bank of America Corporation	8.200%	B	584,500
18,200	Fleet Capital Trust VIII	7.200%	Baa3	383,474
24,800	ING Groep N.V	8.500%	Ba1	469,960
50,000	ING Groep N.V	7.200%	Ba1	795,500
60,000	ING Groep N.V	7.050%	Ba1	939,000
38,900	MBNA Corporation, Capital Trust D	8.125%	Baa3	893,922

	Total Diversified Financial Services			4,066,356

	Electric Utilities – 2.9%

50,000	Alabama Power Company	6.450%	BBB+	1,253,125
25,000	American Electric Power	8.750%	Baa3	692,500
5,700	DTE Energy Trust I	7.800%	Baa3	144,894
4,200	Entergy Louisiana LLC	7.600%	A-	106,470
25,000	Entergy Texas Inc.	7.875%	BBB+	675,000
19,800	FPC Capital I	7.100%	Baa2	496,980
25,000	FPL Group Capital Inc.	7.450%	A3	666,250
15,000	PPL Electric Utilities Corporation	6.250%	BBB	352,032
10,000	Southern California Edison Company, Series C	6.000%	Baa2	820,000

	Total Electric Utilities			5,207,251

	Food Products – 1.1%

20	HJ Heinz Finance Company, 144A	8.000%	BB+	2,060,625

	Insurance – 3.4%

7,701	Aegon N.V.	6.875%	BBB	135,307
41,774	Aegon N.V.	6.375%	BBB	696,790
67,100	Arch Capital Group Limited, Series B	7.875%	BBB-	1,593,625
21,800	Arch Capital Group Limited	8.000%	BBB-	534,100
31,044	Endurance Specialty Holdings Limited	7.750%	BBB-	690,419
19,600	Genworth Financial Inc., Series A	5.250%	BB+	828,100
25,000	Phoenix Companies Inc.	7.450%	B1	405,750
50,000	Prudential Financial Inc.	9.000%	BBB+	1,309,500

	Total Insurance			6,193,591

	Media – 0.5%

40,800	Viacom Inc.	6.850%	BBB	953,088

	Multi-Utilities – 0.7%

25,000	Dominion Resources Inc.	8.375%	BBB	670,500
25,000	Xcel Energy Inc.	7.600%	Baa2	649,500

	Total Multi-Utilities			1,320,000

	Real Estate Investment Trust – 1.0%

25,000	Kimco Realty Corporation, Series G	7.750%	Baa2	608,750
50,000	Vornado Realty LP	7.875%	BBB	1,250,000

	Total Real Estate Investment Trust			1,858,750

	Wireless Telecommunication Services – 0.7%

25,600	Telephone and Data Systems Inc.	7.600%	Baa2	588,800
25,000	United States Cellular Corporation	8.750%	Baa2	631,250

	Total Wireless Telecommunication Services			1,220,050

	Total $25 Par (or similar) Preferred Securities (cost $38,885,926)			39,090,020

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 0.9% (0.8% of Total Investments)

	Commercial Banks – 0.9%

$4,893	Sovereign Capital Trust IV, Convertible Security	4.375%	3/01/34	BBB+	$149,236
1,787	Wells Fargo & Company, Convertible Bond	7.500%	12/31/49	A-	1,595,791

	Total Commercial Banks				1,745,027

	Total Convertible Bonds (cost $1,628,623)				1,745,027

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 5.2% (4.1% of Total Investments)

	Commercial Banks – 1.3%

$3,000	Structured Repackaged Asset-Backed Securities Trust Securities for Goldman Sachs Capital I Securities, Series 2005- 1	1.678%	10/15/55	BBB	$1,503,750
1,000	Zions Bancorp.	7.750%	9/23/14	BBB-	895,888

4,000	Total Commercial Banks				2,399,638

	Consumer Finance – 1.9%

1,500	Discover Financial Services	10.250%	7/15/19	BBB-	1,719,594
1,900	SLM Corporation	5.400%	10/25/11	BBB-	1,753,993

3,400	Total Consumer Finance				3,473,587

	Diversified Financial Services – 0.7%

2,000	BAC Capital Trust XIV	5.630%	3/15/12	Ba3	1,325,000

	Insurance – 1.3%

1,350	Liberty Mutual Group, 144A	5.750%	3/15/14	Baa2	1,271,955
1,000	UnumProvident Corporation	7.125%	9/30/16	BBB-	1,013,174

2,350	Total Insurance				2,285,129

$11,750	Total Corporate Bonds (cost $8,359,566)				9,483,354

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 3.0% (2.4% of Total Investments)

	Commercial Banks – 0.6%

1,250	Wells Fargo & Company, Series K	7.980%	9/15/99	A-	$1,143,750

	Consumer Finance – 1.2%

2,000	Capital One Capital V, Cumulative Trust Preferred Securities	10.250%	8/15/39	Baa2	2,215,574

	Diversified Financial Services – 0.5%

1,000	JP Morgan Chase & Company	7.900%	4/30/49	A2	963,097

	Insurance – 0.7%

1,000	MetLife Inc.	10.750%	8/01/69	Baa1	1,207,952

	Total Capital Preferred Securities (cost $4,929,513)				5,530,373

Shares	Description (1)	Value

	Investment Companies – 1.1% (0.9% of Total Investments)

160,000	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	$2,070,400

	Total Investment Companies (cost $1,951,837)	2,070,400

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 3.5% (2.7% of Total Investments)

$6,302	Repurchase Agreement with State Street Bank, dated 9/30/2009, repurchase price $6,301,581, collateralized by $6,430,000 U.S. Treasury Bills, 0.000%, due 12/10/09, value $6,429,357	0.010%	10/01/09	$6,301,579

	Total Short-Term Investments (cost $6,301,579)			6,301,579

	Total Investments (cost $235,680,028) – 126.9%			231,114,202

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value

	Call Options Written – (1.5)%
(100)	S&P 500 INDEX	$ (9,500,000)	10/17/09	$ 950	$(1,082,500)
(100)	S&P 500 INDEX	(10,000,000)	10/17/09	1,000	(617,000)
(100)	S&P 500 INDEX	(11,000,000)	11/21/09	1,100	(151,000)
(100)	S&P 500 INDEX	(11,500,000)	11/21/09	1,150	(40,000)
(100)	S&P 500 INDEX	(10,000,000)	12/19/09	1,000	(800,500)

(500)	Total Call Options Written (premiums received $1,367,000)	(52,000,000)			(2,691,000)

	Borrowings – (23.9)% (5), (6)				(43,500,000)

	Other Assets Less Liabilities – (1.5)%				(2,861,002)

	Net Assets Applicable to Common Shares – 100%				$182,062,200

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$166,893,449	$–	$–	$166,893,449
Preferred Securities*	32,526,138	12,094,255	–	44,620,393
Convertible Bonds	1,595,791	149,236	–	1,745,027
Corporate Bonds	–	9,483,354	–	9,483,354
Investment Companies	2,070,400	–	–	2,070,400
Short-Term Investments	6,301,579	–	–	6,301,579
Call Options Written	(2,691,000)	–	–	(2,691,000)

Total	$206,696,357	$21,726,845	$–	$228,423,202

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$2,691,000

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments (excluding call options written) was $236,630,594.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$14,770,152
Depreciation	(20,286,544)

Net unrealized appreciation (depreciation) of investments	$(5,516,392)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Borrowings as a percentage of Total Investments is 18.8%.

(6)
The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $92,628,846 have been pledged as collateral for Borrowings.

ADR	American Depositary Receipt.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009